Income Taxes - Significant Components of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Employee compensation accruals	$ 1,386	$ 1,279
Accrued liabilities	343	633
Research tax credits	22	3,796
Other	55	66
Net operating losses	6,194	77,906
Total deferred tax assets	8,000	83,680
Deferred tax liabilities:
Beneficial conversion feature	906
Total deferred tax liabilities	906
Valuation allowance	7,094	83,680	$ 81,223
Net deferred tax assets	$ 0	$ 0